Acquisitions - Schedule of Intangible Assets Acquired (Parenthetical) (Detail)	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Midwest Automotive Designs [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Acquired indefinite intangible assets, useful life	Indefinite life
Midwest Automotive Designs [Member] | Order Customer Relationships [Member]
Business Acquisition [Line Items]
Acquired intangible assets, useful life	6 years
Midwest Automotive Designs [Member] | Order Backlog [Member]
Business Acquisition [Line Items]
Acquired intangible assets, useful life	1 year
Ferrara Fire Apparatus, Inc. [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Acquired indefinite intangible assets, useful life	Indefinite life
Ferrara Fire Apparatus, Inc. [Member] | Order Customer Relationships [Member]
Business Acquisition [Line Items]
Acquired intangible assets, useful life	12 years
Ferrara Fire Apparatus, Inc. [Member] | Order Backlog [Member]
Business Acquisition [Line Items]
Acquired intangible assets, useful life	1 year
Ferrara Fire Apparatus, Inc. [Member] | Non-compete Agreements [Member]
Business Acquisition [Line Items]
Acquired intangible assets, useful life	4 years
Renegade R V [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Acquired indefinite intangible assets, useful life	Indefinite life
Renegade R V [Member] | Order Customer Relationships [Member]
Business Acquisition [Line Items]
Acquired intangible assets, useful life	6 years
Renegade R V [Member] | Order Backlog [Member]
Business Acquisition [Line Items]
Acquired intangible assets, useful life	1 year
Kovatch Mobile Equipment [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Acquired indefinite intangible assets, useful life	Indefinite life	Indefinite life
Kovatch Mobile Equipment [Member] | Order Customer Relationships [Member]
Business Acquisition [Line Items]
Acquired intangible assets, useful life	9 years	9 years